Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment.
Summary of Property, Plant and Equipment Assets

	As of
($ in thousands)	December 31, 2014	December 31, 2013

Land	$3,044	$3,938
Buildings and improvements	67,269	69,740
Machinery and equipment	185,999	193,179
Less: Accumulated depreciation	(184,898)	(191,988)

Property, plant and equipment, net	$71,414	$74,869

Summary of Depreciation Expense
	Year Ended December 31,
($ in thousands)	2014	2013	2012

Continuing operations	$12,781	$12,322	$11,424
Discontinued operations	$—	$3,162	$5,163